Provision In Lieu Of Income Taxes (Components Of Income Tax Provisions (Benefits)) (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Provision In Lieu Of Income Taxes [Abstract]
Current: U.S. federal					$ 79	$ 100	$ 69
Current: State					24	22	22
Deferred: U.S. federal					63	27	49
Amortization of investment tax credits					(1)	(1)	(2)
Total reported in operating expenses	$ 70	$ 53	$ 162	$ 125	165	148	138
U.S. federal					(17)	(17)	(21)
Deferred federal					5	5	6
Total reported in other income and deductions					(12)	(12)	(15)
Total provision in lieu of income taxes					$ 153	$ 136	$ 123